Segment Information (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Long-lived Assets
Fixed assets, net	$ 52,914	$ 47,737
Goodwill and Intangible Assets
Goodwill and Intangibles	783,314	663,224
United States [Member]
Long-lived Assets
Fixed assets, net	45,068	39,555
Goodwill and Intangible Assets
Goodwill and Intangibles	698,083	577,388
Canada [Member]
Long-lived Assets
Fixed assets, net	6,145	7,003
Goodwill and Intangible Assets
Goodwill and Intangibles	85,231	85,836
Other Geographical Location [Member]
Long-lived Assets
Fixed assets, net	1,701	1,179
Goodwill and Intangible Assets
Goodwill and Intangibles	$ 0	$ 0